MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	MFA 2023-NQM4
Start - End Dates:	5/22/2019 - 6/8/2023
Deal Loan Count:	102

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Total				1

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